CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Revenues	$ 921,834	$ 2,415,098	$ 3,911,560
Cost of revenues	(308,395)	(2,446,941)	(2,077,516)
Gross profit (loss)	613,439	(31,843)	1,834,044
Operating Expenses
Selling and marketing expenses	(381,635)	(764,258)	(1,086,078)
General and administrative expenses	(1,845,064)	(2,811,215)	(2,856,789)
Provision for doubtful accounts	(726,294)	(20,460,667)	(6,880,008)
Impairment of long-term investments	(128,204)	0	0
Impairment of property and equipment			(434,878)
Total Operating Expenses	(3,081,197)	(24,036,140)	(11,257,753)
Loss from Operations	(2,467,758)	(24,067,983)	(9,423,709)
Other Income (Expenses)
Interest (expense) income, net	(14,492)	16,397	(57,109)
Changes in fair value of warrant liabilities	832	1,912	2,367,632
Changes in fair value of short-term investments	596,796	17,335
Subsidy income	9,876	3,089	574,878
Other income (expenses), net	29,576	290,413	(209,145)
Total Other Income, Net	622,588	329,146	2,676,256
Loss Before Income Taxes	(1,845,170)	(23,738,837)	(6,747,453)
Net Loss	(1,845,170)	(23,738,837)	(6,747,453)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(1,231,344)	(4,885,827)	1,393,597
Comprehensive Loss	$ (3,076,514)	$ (28,624,664)	$ (5,353,856)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, Basic | shares	1,534,487	1,534,487	1,459,390
Weighted average number of ordinary share outstanding, Diluted | shares	1,534,487	1,534,487	1,459,390
Loss per share
Loss per share, Basic | $ / shares	$ (1.20)	$ (15.47)	$ (4.62)
Loss per share, Diluted | $ / shares	$ (1.20)	$ (15.47)	$ (4.62)